Future Aircraft Leases Payments - Additional Information (Detail) - Aircraft	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	171	196
Number of engines	9
Aircraft 100 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	100
Aircraft 58 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	58
Aircraft Wet Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	1
Average lease term	2 months
Other Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	57
Average lease term	62 months